Restructuring Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Severance [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2012
Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2018
Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Restructuring Reserve, Expected Final Year of Payments	2012
Pre-2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 11.9	$ 30.9	$ 20.8
Costs incurred	3.1	19.0	65.2
Reserves reversed	(0.6)	(3.5)	(5.3)
Payments	(8.7)	(33.3)	(50.2)
Currency translation	0.1	(1.2)	0.4
Ending balance	5.8	11.9	30.9
Pre-2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	7.1	22.2	12.4
Costs incurred	0.8	8.7	47.4
Reserves reversed	(0.5)	(2.3)	(3.2)
Payments	(5.0)	(20.4)	(34.3)
Currency translation	0.1	(1.1)	(0.1)
Ending balance	2.5	7.1	22.2
Pre-2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.8	6.6	6.2
Costs incurred	2.1	5.4	9.7
Reserves reversed	0	(0.8)	(1.8)
Payments	(3.6)	(6.4)	(7.9)
Currency translation	0	0	0.4
Ending balance	3.3	4.8	6.6
Pre-2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0	2.1	2.2
Costs incurred	0.2	4.9	8.1
Reserves reversed	(0.1)	(0.4)	(0.3)
Payments	(0.1)	(6.5)	(8.0)
Currency translation	0	(0.1)	0.1
Ending balance	0	0	2.1
2010 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	4.1
Costs incurred	2.7	17.9
Payments	(5.1)	(13.9)
Currency translation	(0.1)	0.1
Ending balance	1.6	4.1
2010 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	3.1
Costs incurred	2.1	11.8
Payments	(4.0)	(8.8)
Currency translation	0	0.1
Ending balance	1.2	3.1
2010 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.9
Costs incurred	0.1	2.4
Payments	(0.6)	(1.6)
Currency translation	(0.1)	0.1
Ending balance	0.3	0.9
2010 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.1
Costs incurred	0.5	3.7
Payments	(0.5)	(3.5)
Currency translation	0	(0.1)
Ending balance	0.1	0.1
2011 Restructuring Plans [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	75.8
Payments	(55.2)
Currency translation	(0.4)
Ending balance	20.2
2011 Restructuring Plans [Member] | Severance [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	41.3
Payments	(27.9)
Currency translation	(0.5)
Ending balance	12.9
2011 Restructuring Plans [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	9.7
Payments	(6.2)
Currency translation	0.1
Ending balance	3.6
2011 Restructuring Plans [Member] | Other Restructuring [Member]
Restructuring Reserve [Roll Forward]
Costs incurred	24.8
Payments	(21.1)
Currency translation	0
Ending balance	$ 3.7